Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Net assets/(liabilities)	$ 49,823	$ 51,115
Minera Escondida Limitada [member]
Disclosure Of Joint Ventures [Line Items]
Group interest	30.00%	30.00%
Net assets/(liabilities)	$ 9,343	$ 10,230
Group's ownership interest	2,803	3,069
Other adjustments		4
Carrying value of Group's interest	$ 2,803	$ 3,073
Sohar Aluminium Co. L.L.C. [member]
Disclosure Of Joint Ventures [Line Items]
Group interest	20.00%	20.00%
Net assets/(liabilities)	$ 2,240	$ 2,060
Group's ownership interest	448	412
Other adjustments	(1)	(3)
Carrying value of Group's interest	$ 447	$ 409